Capital stock (Detail) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Issued and outstanding common shares [Abstract]
Shareholders', common share, beginning balance (in shares)	459.4		471.0		468.2
Number of shares repurchased through buyback programs (in shares)	(19.9)	[1]	(15.0)	[1]	0	[1]
Stock options exercised (in shares)	2.6		3.4		2.8
Shareholders', common share, ending balance (in shares)	442.1		459.4		471.0
Share Repurchase Programs [Abstract]
Number of common shares (in shares)	19.9	[1]	15.0	[1]	0	[1]
Weighted-average price per share (in dollars per share)	71.33	[2]	60.86	[2]	0	[2]
Amount of repurchase	1,420		913		0
Shares approved for repurchase in previous share repurchase program (in shares)	16.5
Previous share repurchase program initiation date	January 2011
Previous share repurchase program expiration date	Sep. 30, 2011
Shares approved for repurchase in share repurchase program (in shares)	17.0
Share repurchase program expiration date	between October 28, 2011 and October 27, 2012
Share repurchase program initiation date	October 2011

[1]	Includes common shares purchased in the first and fourth quarters of 2011 and in the second and third quarters of 2010 pursuant to private agreements between the Company and arm's-length third-party sellers.
[2]	Includes brokerage fees.